FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized	$ 0	$ (13)
Other net change to fair value [Abstract]
Carrying value	(614)	(811)	$ (616)
Cephalon [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	12	5
Changes in contingent consideration [Abstract]
Changes in contingent consideration	(205)
Microdose [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	6	10
Nu Pathe [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	(122)	10
Labrys [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	5	311
Changes in contingent consideration [Abstract]
Changes in contingent consideration	(25)	(350)
Eagle Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	184	63
Changes in contingent consideration [Abstract]
Changes in contingent consideration	(52)
Eagle [Member]
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized		(128)
Gecko Transaction [Member]
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized		$ (5)